SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULES OF CONCENTRATION OF RISK, BY RISK FACTOR

Following is a summary of customers who accounted for more than ten percent (10%) of the Company’s revenues for the years ended December 31, 2024, and 2023, and their accounts receivable balance as of December 31, 2024:

	Sales % Year Ended December 31, 2024	Sales % Year Ended December 31, 2023	Accounts receivable balance December 31, 2024
Customer A	64%	-%	$-
Customer B	18%	4%	$-
Customer C	4%	87%	$-

SCHEDULE OF USEFUL LIFE OF PROPERTY AND EQUIPMENT ASSETS
Building	10-25 years
Office furniture and equipment	3-5 years
Warehouse equipment	7 years

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates our revenue by major source for the years ended December 31, 2024, and 2023:

	Years ended December 31,
	2024	2023
Sourced and distributed products	$1,042,022	$4,544,855
OED Installations	300,631	215,850
Total	$1,342,653	$4,760,705

SCHEDULE OF DERIVATIVE INSTRUMENTS

The following table represents the Company’s derivative instruments that are measured at fair value on a recurring basis as of December 31, 2024, and 2023, for each fair value hierarchy level:

December 31, 2024	Derivative Liabilities	Total
Level I	$-	$-
Level II	$-	$-
Level III	$210,493	$210,493

December 31, 2023	Derivative Liabilities	Total
Level I	$-	$-
Level II	$-	$-
Level III	$1,216,078	$1,216,078

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

	December 31, 2024	December 31, 2023
Convertible preferred stock (1)	10,629,032,613	8,222,270,100
Unexercised common stock purchase warrants (1)	732,024,518	1,107,024,518
Convertible notes payable (1)	128,575,444	41,132,251
Promissory notes payable (1)	1,225,410,959	379,556,809
	12,715,043,534	9,749,983,678

(1)	The potentially dilutive shares included in the above table are limited whereby the conversion or exercise cannot result in the beneficial owner holding more than 4.99% of the then outstanding shares of common stock subsequent to any conversion or exercise. These shares were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position.